ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts payable	$ 1,236	$ 1,592
Accrued salaries and benefits	552	1,163
Other accrued liabilities	406	116
Accounts payable and accrued liabilities	$ 2,194	$ 2,871